Note 14 - Receivables - Non Current (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other non-current receivables [abstract]
Disclosure of detailed information about non-current receivables [text block]
	Year ended December 31,
	2022	2021
Employee advances and loans	11,908	8,117
Tax credits (*)	27,333	53,210
Receivables from related parties	67,921	61,841
Legal deposits	9,394	9,041
Advances to suppliers and other advances	28,779	9,878
Receivable Venezuelan subsidiaries	48,659	48,659
Others	17,726	15,142
	211,720	205,888

(*) As of December 31, 2022 and 2021 respectively, included approximately $8 million and $36 million related to PIS and COFINS (Federal Social Contributions on Gross Revenues) tax recovery on Brazilian subsidiaries.